Related Party Transactions (Details) - Schedule of information about other related party transactions - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions (Details) - Schedule of information about other related party transactions [Line Items]
Purchases of various goods and services from entities controlled by key management personnel	[1]	$ 110,607	$ 142,347	$ 147,636
Other transactions with key management personnel		110,607	142,347	147,636
Rental of an office suite from Wattle Laboratories Pty Ltd [Member]
Related Party Transactions (Details) - Schedule of information about other related party transactions [Line Items]
Other transactions with key management personnel		40,607	41,369	53,958
Services rendered by Grandlodge Capital Pty Ltd [Member]
Related Party Transactions (Details) - Schedule of information about other related party transactions [Line Items]
Other transactions with key management personnel		$ 70,000	$ 100,978	$ 93,678

[1]	Purchases from entities controlled by key management personnel